Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Details of the Company are Set Out in the Table

Details of the Company are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	2025	2024	Place of incorporation	Principal activities
K-Tech Solutions Company Limited	December 2, 2024	Parent	Parent	British Virgin Islands	Investment holdings
K-Mark Technology Limited	November 4, 2016	100% (Direct)	100% (Direct)	Hong Kong	Design, development, testing and sales of diverse portfolio of toy products